Operating Assets and Liabilities - Prepaid expense (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Operating Assets and Liabilities
Insurance	$ 209	$ 421
Other	60	81
Total	$ 269	$ 502